Acquisitions Pro Forma Information (Details) - Cheminova - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Pro forma Revenue	$ 4,285.3	$ 3,856.6	$ 3,714.1
Pro forma Diluted earnings per share (in dollars per share)	$ 3.91	$ 2.25	$ 3.57